Quarterly Results of Operations (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Results of Operations (Unaudited)
Total Revenues	$ 768,532	$ 755,639	$ 754,721	$ 747,031	$ 758,467	$ 748,125	$ 752,165	$ 746,498	$ 3,025,923	$ 3,005,255	$ 3,014,703
Operating income (loss)	97,400	140,283	131,869	122,842	102,561	153,966	158,687	141,813	492,394	557,027	571,199
Income (Loss) from Continuing Operations	48,545	5,528	27,538	18,350	27,260	53,719	41,441	61,073	99,961	183,493	246,412
Total (Loss) income from discontinued operations	(684)	(571)	(98)	2,184	(1,074)	32	(2,524)	(5,093)	831	(8,659)	153,180
Net Income (Loss)	47,861	4,957	27,440	20,534	26,186	53,751	38,917	55,980	100,792	174,834	399,592
Net income (loss) attributable to Iron Mountain Incorporated	47,265	4,047	26,564	19,386	25,494	52,809	38,055	55,350	97,262	171,708	395,538
Earnings (Losses) per Share-Basic:
Income (Loss) from Continuing Operations (in dollars per share)	$ 0.25	$ 0.03	$ 0.14	$ 0.10	$ 0.15	$ 0.31	$ 0.24	$ 0.36	$ 0.52	$ 1.06	$ 1.27
Total Income (Loss) from Discontinued Operations (in dollars per share)				$ 0.01	$ (0.01)		$ (0.01)	$ (0.03)	$ 0.00	$ (0.05)	$ 0.79
Net Income (Loss) Attributable to Iron Mountain Incorporated (in dollars per share)	$ 0.25	$ 0.02	$ 0.14	$ 0.10	$ 0.14	$ 0.31	$ 0.22	$ 0.32	$ 0.51	$ 0.99	$ 2.03
Earnings (Losses) per Share-Diluted:
Income (Loss) from Continuing Operations (in dollars per share)	$ 0.25	$ 0.03	$ 0.14	$ 0.10	$ 0.15	$ 0.31	$ 0.24	$ 0.35	$ 0.52	$ 1.05	$ 1.26
Total Income (Loss) from Discontinued Operations (in dollars per share)				$ 0.01	$ (0.01)		$ (0.01)	$ (0.03)	$ 0.00	$ (0.05)	$ 0.78
Net Income (Loss) Attributable to Iron Mountain Incorporated (in dollars per share)	$ 0.25	$ 0.02	$ 0.14	$ 0.10	$ 0.14	$ 0.31	$ 0.22	$ 0.32	$ 0.51	$ 0.98	$ 2.02
Change in net income (loss)
Change in net income (loss) attributable to Iron Mountain Incorporated due to decrease in operating income	42,900				51,400
Decrease in operating income attributable to increase in costs and certain asset write-downs associated with facility consolidations and other asset impairments					16,700
Decrease in operating income attributable to increase in legal fees and reserves					6,400
Decrease in operating income attributable to increase in professional fees associated with certain strategic and corporate initiatives					4,000
Decrease in operating income attributable to increase (decrease) in REIT conversion	(7,100)				7,400
Decrease in operating income attributable to increase in worker's compensation and personal property taxes related to certain benefits					4,300
Decrease in operating income attributable to increase in stock-based compensation expense					2,800
Change in net income (loss) attributable to Iron Mountain Incorporated due to increase in interest expense					2,800
Offsetting the decrease in operating income and the increase in interest expense by reduction in the provision for income taxes					21,600
Offsetting the decrease in operating income and the increase in interest expense by reduction in other expenses, net	34,700				6,200
Change in net income (loss) attributable to reduction in the provision for income taxes	50,200
Change in other expenses attributable to reduction in debt extinguishment charges	43,600
Change in other expenses attributable to increase of foreign currency transaction losses	11,000
Decrease in operating income attributable to increase in restructuring costs	18,700
Decrease in operating income attributable to increase in facilities costs primarily associated with facility consolidation	11,200
Decrease in operating income attributable to increase in other cost	8,100
Decrease in operating income attributable to depreciation and amortization	3,600
Decrease in operating income attributable to increase in bad debt expense	2,200
Decrease in operating income attributable to charitable contributions	2,000
Quarterly results of operations
Decrease in operating income attributable to increase in sales, marketing and account management costs within the North American Records and Information Management Business and North American Data Management segments	3,000
North American Records and Information Management business
Quarterly Results of Operations (Unaudited)
Total Revenues									1,770,533	1,781,599	1,816,484
Quarterly results of operations
Decrease in operating income attributable to increase in sales, marketing and account management costs within the North American Records and Information Management Business and North American Data Management segments					5,000
North American Data Management Business
Quarterly Results of Operations (Unaudited)
Total Revenues									396,519	404,253	404,766
Quarterly results of operations
Decrease in operating income attributable to increase in sales, marketing and account management costs within the North American Records and Information Management Business and North American Data Management segments					$ 1,100